Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,944,711)	$ (4,156,830)	$ (5,758,369)	$ (7,039,155)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock and warrants for services	1,045,610	197,247	245,145	130,000
Issuance of convertible promissory notes for services				310,000
(Gain) loss on settlements, net		(14,200)	(14,101)	18,585
Foreign currency transaction loss (gain)	2,053,010	488,813	690,748	694,614
Depreciation expense	1,859	1,661	2,306	2,225
Amortization of debt discounts	537,868	363,420	389,673	853,459
Change in fair value of derivative liabilities	(298,374)	1,914,980	2,472,146	7,612
Gain on extinguishment of debt	(81,011)	(1,204,242)	(1,204,242)	(251,392)
Stock option expense				516,148
Reduction of put premium due to payment of debt				(80,769)
Stock option and restricted stock expense	225,312
Non-cash interest expense	3,000
Accretion of put premium	836,724	767,000	706,154	1,784,231
Changes in Assets and Liabilities:
GST receivable	192	1,652	489	1,636
Prepaid expenses and other assets	82,211	(130,851)	(83,296)	(29,842)
Accounts payable	207,071	(245,642)	(164,926)	732,794
Deferred rent	2,379
Employee benefit liability	23,205	185,510	188,326	28,052
Accrued expenses	(167,074)	(16,792)	377,846	(70,537)
Accrued interest	122,798	146,603	184,198	214,694
NET CASH USED IN OPERATING ACTIVITIES	(1,349,931)	(1,793,805)	(2,060,037)	(2,177,645)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(2,874)	(2,874)
NET CASH USED IN INVESTING ACTIVITIES		(2,874)	(2,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments				(2,326)
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	1,465,250	1,175,150	1,369,000	2,890,080
Repayments of convertible promissory notes		(272,000)	(272,000)	(490,181)
Proceeds from the issuance of common stock		1,031,979	1,100,380
Fees associated with offering costs		(15,000)	(15,000)
Debt issuance cost			(63,850)
Proceeds from the exercise of warrants		30	30
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,465,250	1,920,159	2,118,560	2,396,488
Effect of exchange rate changes on cash	(90,756)	(36,191)	(73,175)	(267,965)
NET INCREASE IN CASH	24,563	87,289	(17,527)	(49,122)
CASH AT BEGINNING OF PERIOD	19,921	19,921	19,921	69,043
CASH AT END OF PERIOD	26,957	107,210	19,921	19,921
Supplemental Disclosure of Cash Flow Information
Interest	6,337	100,719	100,719	16,899
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	383,186	1,670,003	1,824,317	948,129
Conversion of convertible notes and accrued interest to common stock	922,754	3,091,749	3,350,783	2,770,187
Proceeds receivable from the issuance of common stock
Discounts related to warrants issued with convertible notes	375,905
Deferred financing costs associated with equity purchase agreement		318,059	318,059
Discounts related to derivative liability	227,000	50,000	180,000	543,744
Settlement of accounts payable for shares of common stock
Issue and amortization of common stock and warrants for services	1,024,610
Operating lease right-of-use asset and operating lease liability recorded on adoption of ASC 842	$ 46,696